Financial Instruments and Risk Management (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2009
Total unrestricted cash	13,598	9,934	13,382	14,019
Other receivables	19,481	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	460	681
Liabilities	28,937	29,537
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	131,906	0
Fair Value, Inputs, Level 1 [Member] | Carrying Value [Member]
Total unrestricted cash	19,139	19,291
Fair Value, Inputs, Level 1 [Member] | Fair Value [Member]
Total unrestricted cash	19,139	19,291
Fair Value, Inputs, Level 2 [Member] | Carrying Value [Member]
Other receivables	19,481	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	460	681
Liabilities	28,937	29,537
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	126,033	0
Fair Value, Inputs, Level 2 [Member] | Fair Value [Member]
Other receivables	19,481	12,575
Consumer loans receivable	32,440	4,781
Long term receivable	460	681
Liabilities	28,937	29,537
Obligations under capital leases and other obligations	4,788	1,295
Senior Notes, Noncurrent	131,906	0